Note 1 - Basis of Presentation and General Information (Details Textual)						12 Months Ended			24 Months Ended
	Jan. 30, 2021	Jan. 01, 2021	Jun. 19, 2019	Jan. 29, 2019	May 30, 2018 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jan. 29, 2021
Number of Subsidiaries Contributed by Euroseas								7
Assets, Total						$ 117,688,922	$ 127,707,761
Working Capital Deficit						1,600,000
Net Income (Loss) Available to Common Stockholders, Basic, Total						(1,918,149)	554,506	$ 849,701
Net Cash Provided by (Used in) Operating Activities, Total						15,113,924	3,970,170	2,910,287
Cash, Ending Balance						5,400,000
Restricted Cash and Cash Equivalents, Total						3,730,000
Ultra Two Shipping Ltd [Member]
Assets, Total						0	0	0
Revenue from Contract with Customer, Including Assessed Tax						$ 0	$ 0	$ 0
Preferred Friends Investment Company, Inc [Member] | The Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						39.30%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage					50.00%
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage			9.25%	40.00%		9.25%
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%	14.00%							12.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					2,254,830		2,254,830